PREPAID AND OTHER CURRENT ASSETS, NET (Summary of Receivable Transferred and Consideration Allocated Based on Management's Estimation on Recoverability) (Details) (CNY)
In Thousands, unless otherwise specified
	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013
Prepaid And Other Current Assets [Line Items]
Payable to Zhenjiang Foreign Language School	36,770	36,770
Provision related to operating rights	0	0